INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
IT system	$62,645	$62,597
Less: accumulated amortization	(27,321)	(23,473)
Intangible assets, net	$35,324	$39,124

Amortization expense for the six months ended March 31, 2026 and 2025 amounted to $3,800 and $5,279, respectively.